Clinical expenses (Details) - Clinical expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs of goods sold [Line items]
Staff costs	€ 3,431	€ 1,531	€ 921
Consulting and contractors' fees	1,187	748	474
Clinical studies	3,923	1,731	1,190
Depreciation and amortization expense	125
Travel	358	51	182
Other	523	255	114
Capitalized costs	(6,841)	(3,263)	(2,033)
Total clinical expenses	€ 2,706	€ 1,053	€ 848